Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between (i) compensation “actually paid” (as computed in accordance with SEC rules) to our named executive officers and (ii) certain aspects of financial performance of the Company. The Compensation Committee does not in practice use “compensation actually paid” as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see “Compensation Discussion and Analysis.” The below disclosure is provided only to comply with applicable SEC rules.

Pay versus Performance Table

							Value of Initial Fixed $100 Investment Based On ($)(4)
Year	Summary Compensation Table Total for PEO 1 ($)(1)	Compensation Actually Paid to PEO 1 ($)(3)	Summary Compensation Table Total for PEO 2 ($)(1)	Compensation Actually Paid to PEO 2 ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(2)(3)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)	Net Income (in thousands, $)	Free Cash Flow (in thousands, $)(5)

2025	—	—	9,043,298	741,461	3,133,404	2,211,187	48.39	142.30	12,923	89,181

2024	3,283,686	1,392,978	18,075,027	18,063,027	1,816,043	1,182,569	126.41	149.37	13,746	41,942

2023	3,554,176	2,886,305	—	—	1,656,236	1,415,337	158.28	137.42	145,678	82,687

2022	3,240,010	4,727,482	—	—	1,307,227	1,689,362	230.63	118.41	92,059	57,783

2021	3,345,530	7,894,819	—	—	1,387,517	2,985,854	211.41	141.13	152,735	49,408

(1) Our Principal Executive Officer (“PEO”) for each of the years reported was as follows: for 2021 to 2024, Oakleigh Thorne (“PEO 1”), who was succeeded in December 2024 by Chris Moore; and for the remainder of 2024 and all of 2025, Chris Moore (“PEO 2”).

(2) Our non-PEO named executive officers (“NEOs”) for each of the years reported were as follows: for 2025, Zachary Cotner, Crystal Gordon, Hayden Olson and Oakleigh Thorne; for 2024, Sergio Aguirre, Jessica Betjemann, Zachary Cotner, Crystal Gordon, and Hayden Olson; for 2023, Sergio Aguirre, Jessica Betjemann, Crystal Gordon, Karen Jackson and Barry Rowan; for 2022, Barry Rowan, Sergio Aguirre, Marguerite M. Elias, Karen Jackson and Jessica Betjemann; and for 2021, Barry Rowan, Sergio Aguirre, Marguerite M. Elias and Karen Jackson.

(3) Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table. In this table, the unvested equity values are computed in accordance with the methodology also used for financial reporting purposes.

(4) Peer Group total stockholder return (“TSR”) reflects the peer group of the S&P 600 SmallCap, as used for purposes of Item 201(e)(ii) of Regulation S-K in our latest 2025 Form 10-K. With respect to both the Company’s cumulative TSR and peer group cumulative TSR, each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2020.

(5) We chose free cash flow as our Company-selected measure because it is a key measurement of Company performance. Free cash flow represents net cash provided by operating activities, plus the proceeds from the FCC Reimbursement Program and the interest rate caps, less purchases of property and equipment and the acquisition of intangible assets and cash paid to purchase our interest rate caps. We believe that free cash flow provides meaningful information regarding our liquidity.

	2025		2024			2023		2022		2021
	PEO ($)	Average of Other NEOs ($)	PEO ($)	PEO 2 ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)

Total Compensation as reported on Summary Compensation Table	9,043,298	3,133,404	3,283,686	18,075,027	1,816,043	3,554,176	1,656,236	3,240,010	1,307,227	3,345,530	1,387,517

Deduction for fair value of equity reported in Summary Compensation Table	(4,999,997)	(1,424,998)	(1,899,996)	(16,010,000)	(947,954)	(2,499,998)	(573,998)	(1,700,009)	(608,997)	(1,595,080)	(579,500)

Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	3,140,160	502,425	1,829,877	15,998,000	363,487	—	171,590	1,326,924	475,124	2,328,094	845,808

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in a prior fiscal year that were unvested at end of current fiscal year	(6,212,000)	(158,598)	(1,000,759)	—	(25,010)	—	(45,830)	263,488	112,261	3,644,943	1,181,495

Fair value of equity compensation granted in current year that vested during current year	—	392,520	—	—	182,865	1,832,148	213,333	—	—	—	—

Change in fair value from end of prior fiscal year to vesting date for awards made in a prior fiscal year that vested during current fiscal year	(230,000)	(233,566)	(819,829)	—	(206,862)	(21)	(5,994)	1,597,069	403,747	171,332	150,535

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—	—	—	—	—	—	—

Compensation actually paid	741,461	2,211,187	1,392,978	18,063,027	1,182,569	2,886,305	1,415,337	4,727,482	1,689,362	7,894,819	2,985,854

Company Selected Measure Name			free cash flow
Named Executive Officers, Footnote			Our Principal Executive Officer (“PEO”) for each of the years reported was as follows: for 2021 to 2024, Oakleigh Thorne (“PEO 1”), who was succeeded in December 2024 by Chris Moore; and for the remainder of 2024 and all of 2025, Chris Moore (“PEO 2”).(2) Our non-PEO named executive officers (“NEOs”) for each of the years reported were as follows: for 2025, Zachary Cotner, Crystal Gordon, Hayden Olson and Oakleigh Thorne; for 2024, Sergio Aguirre, Jessica Betjemann, Zachary Cotner, Crystal Gordon, and Hayden Olson; for 2023, Sergio Aguirre, Jessica Betjemann, Crystal Gordon, Karen Jackson and Barry Rowan; for 2022, Barry Rowan, Sergio Aguirre, Marguerite M. Elias, Karen Jackson and Jessica Betjemann; and for 2021, Barry Rowan, Sergio Aguirre, Marguerite M. Elias and Karen Jackson.
Peer Group Issuers, Footnote			Peer Group total stockholder return (“TSR”) reflects the peer group of the S&P 600 SmallCap, as used for purposes of Item 201(e)(ii) of Regulation S-K in our latest 2025 Form 10-K. With respect to both the Company’s cumulative TSR and peer group cumulative TSR, each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2020.
Adjustment To PEO Compensation, Footnote	We chose free cash flow as our Company-selected measure because it is a key measurement of Company performance. Free cash flow represents net cash provided by operating activities, plus the proceeds from the FCC Reimbursement Program and the interest rate caps, less purchases of property and equipment and the acquisition of intangible assets and cash paid to purchase our interest rate caps. We believe that free cash flow provides meaningful information regarding our liquidity.

	2025		2024			2023		2022		2021
	PEO ($)	Average of Other NEOs ($)	PEO ($)	PEO 2 ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)

Total Compensation as reported on Summary Compensation Table	9,043,298	3,133,404	3,283,686	18,075,027	1,816,043	3,554,176	1,656,236	3,240,010	1,307,227	3,345,530	1,387,517

Deduction for fair value of equity reported in Summary Compensation Table	(4,999,997)	(1,424,998)	(1,899,996)	(16,010,000)	(947,954)	(2,499,998)	(573,998)	(1,700,009)	(608,997)	(1,595,080)	(579,500)

Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	3,140,160	502,425	1,829,877	15,998,000	363,487	—	171,590	1,326,924	475,124	2,328,094	845,808

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in a prior fiscal year that were unvested at end of current fiscal year	(6,212,000)	(158,598)	(1,000,759)	—	(25,010)	—	(45,830)	263,488	112,261	3,644,943	1,181,495

Fair value of equity compensation granted in current year that vested during current year	—	392,520	—	—	182,865	1,832,148	213,333	—	—	—	—

Change in fair value from end of prior fiscal year to vesting date for awards made in a prior fiscal year that vested during current fiscal year	(230,000)	(233,566)	(819,829)	—	(206,862)	(21)	(5,994)	1,597,069	403,747	171,332	150,535

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—	—	—	—	—	—	—

Compensation actually paid	741,461	2,211,187	1,392,978	18,063,027	1,182,569	2,886,305	1,415,337	4,727,482	1,689,362	7,894,819	2,985,854

Non-PEO NEO Average Total Compensation Amount			$ 3,133,404	$ 1,816,043	$ 1,656,236	$ 1,307,227	$ 1,387,517
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,211,187	1,182,569	1,415,337	1,689,362	2,985,854
Adjustment to Non-PEO NEO Compensation Footnote	We chose free cash flow as our Company-selected measure because it is a key measurement of Company performance. Free cash flow represents net cash provided by operating activities, plus the proceeds from the FCC Reimbursement Program and the interest rate caps, less purchases of property and equipment and the acquisition of intangible assets and cash paid to purchase our interest rate caps. We believe that free cash flow provides meaningful information regarding our liquidity.

	2025		2024			2023		2022		2021
	PEO ($)	Average of Other NEOs ($)	PEO ($)	PEO 2 ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)

Total Compensation as reported on Summary Compensation Table	9,043,298	3,133,404	3,283,686	18,075,027	1,816,043	3,554,176	1,656,236	3,240,010	1,307,227	3,345,530	1,387,517

Deduction for fair value of equity reported in Summary Compensation Table	(4,999,997)	(1,424,998)	(1,899,996)	(16,010,000)	(947,954)	(2,499,998)	(573,998)	(1,700,009)	(608,997)	(1,595,080)	(579,500)

Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	3,140,160	502,425	1,829,877	15,998,000	363,487	—	171,590	1,326,924	475,124	2,328,094	845,808

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in a prior fiscal year that were unvested at end of current fiscal year	(6,212,000)	(158,598)	(1,000,759)	—	(25,010)	—	(45,830)	263,488	112,261	3,644,943	1,181,495

Fair value of equity compensation granted in current year that vested during current year	—	392,520	—	—	182,865	1,832,148	213,333	—	—	—	—

Change in fair value from end of prior fiscal year to vesting date for awards made in a prior fiscal year that vested during current fiscal year	(230,000)	(233,566)	(819,829)	—	(206,862)	(21)	(5,994)	1,597,069	403,747	171,332	150,535

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—	—	—	—	—	—	—

Compensation actually paid	741,461	2,211,187	1,392,978	18,063,027	1,182,569	2,886,305	1,415,337	4,727,482	1,689,362	7,894,819	2,985,854

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measure

As described in detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program consists of several compensation elements reflecting the Company’s pay-for-performance philosophy, including equity compensation, which is directly tied to the returns experienced by our stockholders. Please see “Compensation Discussion & Analysis” for a further description of these performance metrics (including, in the case of Adjusted EBITDA, how it is calculated) and how they are used in our executive compensation program. For 2024, we believe the most important financial performance measures used to link NEO compensation to Company performance are as follows:

•
Free cash flow;
•
Revenue; and
•
Adjusted EBITDA.

Total Shareholder Return Amount			$ 48.39	126.41	158.28	230.63	211.41
Peer Group Total Shareholder Return Amount			142.3	149.37	137.42	118.41	141.13
Net Income (Loss)			$ 12,923,000	$ 13,746,000	$ 145,678,000	$ 92,059,000	$ 152,735,000
Company Selected Measure Amount			89,181,000	41,942,000	82,687,000	57,783,000	49,408,000
PEO Name	Chris Moore	Oakleigh Thorne	Chris Moore		Oakleigh Thorne	Oakleigh Thorne	Oakleigh Thorne
Measure:: 1
Pay vs Performance Disclosure
Name			Free cash flow
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Oakleigh Thorne [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 3,283,686	$ 3,554,176	$ 3,240,010	$ 3,345,530
PEO Actually Paid Compensation Amount			0	1,392,978	2,886,305	4,727,482	7,894,819
Chris Moore [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,043,298	18,075,027	0	0	0
PEO Actually Paid Compensation Amount			741,461	18,063,027	0	0	0
PEO | Oakleigh Thorne [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,899,996)	(2,499,998)	(1,700,009)	(1,595,080)
PEO | Oakleigh Thorne [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,829,877	0	1,326,924	2,328,094
PEO | Oakleigh Thorne [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,000,759)	0	263,488	3,644,943
PEO | Oakleigh Thorne [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	1,832,148	0	0
PEO | Oakleigh Thorne [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(819,829)	(21)	1,597,069	171,332
PEO | Oakleigh Thorne [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Chris Moore [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,999,997)	(16,010,000)
PEO | Chris Moore [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,140,160	15,998,000
PEO | Chris Moore [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,212,000)	0
PEO | Chris Moore [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Chris Moore [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(230,000)	0
PEO | Chris Moore [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,424,998)	(947,954)	(573,998)	(608,997)	(579,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			502,425	363,487	171,590	475,124	845,808
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(158,598)	(25,010)	(45,830)	112,261	1,181,495
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			392,520	182,865	213,333	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(233,566)	(206,862)	(5,994)	403,747	150,535
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0